Pension Benefit Plans - (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	1.30%	1.30%
Rate of compensation increase	1.30%	1.30%